Employee Benefit Plans (Details) - Schedule of estimated future benefit payments for defined benefit pension plans and other post-employment benefit plans $ in Thousands	12 Months Ended
Dec. 31, 2020 CAD ($)
2021 [Member] | Pension [Member]
Employee Benefit Plans (Details) - Schedule of estimated future benefit payments for defined benefit pension plans and other post-employment benefit plans [Line Items]
Estimated future benefit payments	$ 11,519
2021 [Member] | Other [Member]
Employee Benefit Plans (Details) - Schedule of estimated future benefit payments for defined benefit pension plans and other post-employment benefit plans [Line Items]
Estimated future benefit payments	901
2022 [Member] | Pension [Member]
Employee Benefit Plans (Details) - Schedule of estimated future benefit payments for defined benefit pension plans and other post-employment benefit plans [Line Items]
Estimated future benefit payments	12,096
2022 [Member] | Other [Member]
Employee Benefit Plans (Details) - Schedule of estimated future benefit payments for defined benefit pension plans and other post-employment benefit plans [Line Items]
Estimated future benefit payments	936
2023 [Member] | Pension [Member]
Employee Benefit Plans (Details) - Schedule of estimated future benefit payments for defined benefit pension plans and other post-employment benefit plans [Line Items]
Estimated future benefit payments	12,790
2023 [Member] | Other [Member]
Employee Benefit Plans (Details) - Schedule of estimated future benefit payments for defined benefit pension plans and other post-employment benefit plans [Line Items]
Estimated future benefit payments	972
2024 [Member] | Pension [Member]
Employee Benefit Plans (Details) - Schedule of estimated future benefit payments for defined benefit pension plans and other post-employment benefit plans [Line Items]
Estimated future benefit payments	13,558
2024 [Member] | Other [Member]
Employee Benefit Plans (Details) - Schedule of estimated future benefit payments for defined benefit pension plans and other post-employment benefit plans [Line Items]
Estimated future benefit payments	1,008
2025 [Member] | Pension [Member]
Employee Benefit Plans (Details) - Schedule of estimated future benefit payments for defined benefit pension plans and other post-employment benefit plans [Line Items]
Estimated future benefit payments	14,433
2025 [Member] | Other [Member]
Employee Benefit Plans (Details) - Schedule of estimated future benefit payments for defined benefit pension plans and other post-employment benefit plans [Line Items]
Estimated future benefit payments	1,044
2026 to 2030 [Member] | Pension [Member]
Employee Benefit Plans (Details) - Schedule of estimated future benefit payments for defined benefit pension plans and other post-employment benefit plans [Line Items]
Estimated future benefit payments	80,999
2026 to 2030 [Member] | Other [Member]
Employee Benefit Plans (Details) - Schedule of estimated future benefit payments for defined benefit pension plans and other post-employment benefit plans [Line Items]
Estimated future benefit payments	$ 6,620